Derivative financial instruments	6 Months Ended
Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.24	£m	£m	£m
Foreign exchange derivatives	7,727,915	78,912	(72,582)
Interest rate derivatives	73,107,979	102,047	(89,954)
Credit derivatives	1,533,970	6,449	(7,169)
Equity and stock index and commodity derivatives	3,091,961	63,339	(71,790)
Derivative assets/(liabilities) held for trading	85,461,825	250,747	(241,495)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	145,884	2,738	(75)
Derivatives designated as fair value hedges	156,031	122	(549)
Derivatives designated as hedges of net investments	4,152	7	(17)
Derivative assets/(liabilities) designated in hedge accounting relationships	306,067	2,867	(641)

Total recognised derivative assets/(liabilities)	85,767,892	253,614	(242,136)

As at 31.12.23
Foreign exchange derivatives	6,740,828	87,518	(83,225)
Interest rate derivatives	54,134,591	109,431	(97,427)
Credit derivatives	1,448,350	7,662	(8,630)
Equity and stock index and commodity derivatives	2,669,722	50,032	(60,176)
Derivative assets/(liabilities) held for trading	64,993,491	254,643	(249,458)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	157,817	1,904	(8)
Derivatives designated as fair value hedges	138,015	178	(533)
Derivatives designated as hedges of net investments	3,744	111	(45)
Derivative assets/(liabilities) designated in hedge accounting relationships	299,576	2,193	(586)

Total recognised derivative assets/(liabilities)	65,293,067	256,836	(250,044)
The IFRS netting posted against derivative assets was £51bn including £9bn of cash collateral netted (December 2023: £56bn including £8bn cash collateral netted) and £51bn for liabilities including £10bn of cash collateral netted (December 2023: £54bn including £9bn of cash collateral netted). Derivative asset exposures would be £227bn (December 2023: £230bn) lower than reported under IFRS if netting were permitted for assets and liabilities with the same counterparty or for which the Group holds cash collateral of £32bn (December 2023: £31bn). Similarly, derivative liabilities would be £218bn (December 2023: £223bn) lower reflecting counterparty netting and cash collateral placed of £23bn (December 2023: £24bn). In addition, non-cash collateral of £11bn (December 2023: £10bn) was held in respect of derivative assets £4bn (December 2023: £4bn) was placed in respect of derivative liabilities. Collateral amounts are limited to net on balance sheet exposure so as to not include over-collateralisation.